Schedule II - Consolidated Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule II - Consolidated Valuation And Qualifying Accounts [Abstract]
Allowance for uncollectible accounts, Balance at Beginning of Period	$ 87	[1]	$ 81	[1]	$ 81	[1]
Allowance for uncollectible accounts, Charged to Costs and Expenses	53	[1]	66	[1]	60	[1]
Charged to other accounts	0	[1]	0	[1]	0	[1]
Allowance for uncollectible accounts, Deductions	60	[1],[2]	60	[1],[2]	60	[1],[2]
Allowance for uncollectible accounts, Balance at End of Period	$ 80	[1]	$ 87	[1]	$ 81	[1]

[1]	Allowance for uncollectible accounts is deducted from "Accounts receivable - Customers."
[2]	Deductions consist principally of write-offs, net of collections of receivables previously written off.